SCHEDULE 1 - CONDENSED FINANCIAL STATEMENT OF BRIGHT SCHOLAR EDUCATION HOLDINGS LIMITED - STATEMENTS OF OPERATIONS COMBINED AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Other operating income	¥ 38,661	$ 5,646	¥ 15,435	¥ 12,027
Selling, general and administrative expenses	(871,154)	(127,224)	(691,900)	(368,141)
Other expenses	(11,291)	(1,649)	(8,617)	(4,803)
Interest income, net	(159,352)	(23,272)	24,254	27,297
Investment income	106,675	15,579	17,414	21,669
Equity in earnings of subsidiaries and VIEs	(595)	(87)	(239)	(40)
Net income attributable to ordinary shareholders	161,005	23,513	241,099	246,969
Other comprehensive income	106,387	15,537	3,247	112,264
Comprehensive income attributable to ordinary shareholders	267,421	39,055	244,284	359,233
Reportable Legal Entities | Bright Scholar Education Holdings Limited
Other operating income	2,147	314	1,670	1,590
Selling, general and administrative expenses	2,805	410	(58,025)	(34,753)
Other expenses	(26)	(4)	(60,612)	(49)
Interest income, net	8,792	1,284	17,482	21,249
Investment income	1,617	236	7,373
Equity in earnings of subsidiaries and VIEs	145,670	21,273	333,211	258,932
Net income attributable to ordinary shareholders	161,005	23,513	241,099	246,969
Other comprehensive income	106,416	15,542	3,185	112,264
Comprehensive income attributable to ordinary shareholders	¥ 267,421	$ 39,055	¥ 244,284	¥ 359,233